Stock-Based Compensation - Narrative (Details)								1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) launch	Dec. 29, 2021 USD ($)	Dec. 28, 2021 shares	Sep. 02, 2021 USD ($) shares	Jun. 30, 2021	Mar. 17, 2021 USD ($) shares	Nov. 20, 2017 USD ($) shares	Jun. 30, 2021	Mar. 31, 2022 USD ($) installment shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares										0
Stock-based compensation expense									$ 3,814,000	$ 1,421,000	$ 10,621,000	$ 3,154,000
Granted (in shares) | shares				1,132,290					5,037,000		1,538,000
Options, grant date fair value				$ 4,200,000
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 13,100,000	0
Unrecognized compensation expense for option awards	$ 1,700,000								$ 1,300,000	3,000,000	$ 1,700,000	4,000,000
Weighted average remaining vesting period									3 years 1 month 6 days		2 years 4 months 24 days
Share-based compensation vested in period, fair value									$ 1,700,000	$ 1,000,000	$ 7,800,000	$ 3,200,000
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares			218,584
Stock-based compensation expense		$ 1,400,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period									10 years		10 years
Award vesting period									4 years		4 years
Award vesting rights, percentage											25.00%
Award vesting rights, quarterly vesting percentage											75.00%
Mandatory exercise period				1 year
Options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									1 year		1 year
Award vesting rights, percentage									25.00%
Options | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									3 years
Award vesting rights, percentage									75.00%
Options | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage											25.00%
Award vesting rights, quarterly vesting percentage											75.00%
Granted (in shares) | shares						845,317	757,978
Options, grant date fair value						$ 2,500,000	$ 2,100,000
Options | Chief Executive Officer | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	50.00%				50.00%			50.00%
Options | Chief Executive Officer | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.30%										66.70%
Options | CEO Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									1 year		1 year
Options | CEO Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period											3 years
Options | CEO Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grant date fair value									$ 1,600,000
Vesting period after termination of employment									24 months
Options | CEO Awards | Chief Executive Officer | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									25.00%
Options | CEO Awards | Chief Executive Officer | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									75.00%
Number of successful launches in calendar year to trigger second tranche of vesting | launch	5
Options | CEO Awards | Chief Executive Officer | Share-based Payment Arrangement, Tranche Two, Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, number of equal installments | installment									6
Award vesting rights, installment period									6 months
Options | CEO Awards | Chief Executive Officer | Share-based Payment Arrangement, Tranche Two, Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, number of equal installments | installment									12
Share-Based Payment Arrangement, Option, Milestone Award | CEO Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares							757,978
Options, grant date fair value							$ 2,100,000
Share-Based Payment Arrangement, Option, Milestone Award | CEO Awards | Chief Executive Officer | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					50.00%
Share-Based Payment Arrangement, Option, Milestone Award | CEO Awards | Chief Executive Officer | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									50.00%
Share-Based Payment Arrangement, Option, Supplemental Milestone Award | CEO Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares						845,317
Options, grant date fair value						$ 2,500,000
Share-Based Payment Arrangement, Option, Supplemental Milestone Award | CEO Awards | Chief Executive Officer | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.30%
Share-Based Payment Arrangement, Option, Supplemental Milestone Award | CEO Awards | Chief Executive Officer | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									66.70%